As filed with the Securities and Exchange Commission on August 25, 1998.
                     Registration Nos. 033-54642 and 811-07342


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                    FORM N-1A




             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 54


                                       and


          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 55


                         J.P. MORGAN INSTITUTIONAL FUNDS
                     (formerly The JPM Institutional Funds)
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (617) 557-0700

                Margaret W. Chambers, c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                           Copy to:         Stephen K. West, Esq.
                                            Sullivan & Cromwell
                                            125 Broad Street
                                            New York, New York 10004


It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately  upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph  (b)
[ ] 60 days after  filing  pursuant  to  paragraph  (a)(i)
[X] on October 1, 1998 pursuant to paragraph  (a)(i)
[ ] 75 days after filing  pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The New York Total Return Bond Portfolio has also executed this registration statement.

                                EXPLANATORY NOTE

         This post-effective amendment No. 54 to the registration statement of J.P. Morgan Institutional Funds (the "Registrant") on Form N-1A is being filed to update the Registrant's disclosure in the Prospectus relating to J.P. Morgan Institutional New York Total Return Bond Fund (the "Fund"), a series of shares of the Registrant, to update information in the registration statement in order to be in compliance with revised Form N-1A requirements and plain english prospectus disclosure requirements. As a result, the Amendment does not affect any of the Registrant's other currently effective prospectuses for each other series of shares of the Registrant.

                                            OCTOBER 1, 1998          PROSPECTUS
--------------------------------------------------------------------------------

J.P. MORGAN INSTITUTIONAL NEW YORK
TAX EXEMPT BOND FUND

                                            ------------------------------------
                                            Seeking high after-tax income
                                            by investing primarily in
                                            fixed income securities.

This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.


As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                JP Morgan

--------------------------------------------------------------------------------

CONTENTS
--------------------------------------------------------------------------------



2                       J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND
                        FUND

The fund's goal,        Fund description ...................................   2
investment approach,
risks, expenses, and    Performance ........................................   3
performance1
                        Investor expenses ..................................   3




4                       FIXED INCOME MANAGEMENT APPROACH


                        J.P. Morgan.........................................   4

                        Who may want to invest..............................   4

                        Fixed income investment process ....................   5


6                       YOUR INVESTMENT


Investing in the        Investing through a financial professional .........   6
J.P. Morgan
Institutional New       Investing directly .................................   6
York Tax Exempt
Bond Fund               Opening your account ...............................   6

                        Adding to your account .............................   6

                        Selling shares .....................................   7

                        Account and transaction policies ...................   7

                        Dividends and distributions ........................   8

                        Tax considerations .................................   8


9                       FUND DETAILS

                        Master/feeder structure ...........................    9
More about risk and
the fund's business     Management and administration .....................    9
operations
                        Risk and reward elements ..........................   10

                        Investments .......................................   12



                        Financial highlights ..............................   13

                        FOR MORE INFORMATION .......................  back cover

J.P. MORGAN INSTITUTIONAL NEW YORK
TAX EXEMPT BOND FUND                 TICKER SYMBOL: JPNTX
--------------------------------------------------------------------------------
                                     REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                     (J.P. MORGAN INSTITUTIONAL NEW YORK TAX
                                     EXEMPT BOND FUND)

[GRAPHIC]

      GOAL


      The fund's goal is to provide a high level of tax exempt income for New York residents consistent with moderate risk of capital. This goal can be changed without shareholder approval.

[GRAPHIC]

      INVESTMENT APPROACH

      The fund invests primarily in New York municipal securities whose income is free from federal, state, and New York City personal income taxes for New York residents. The fund may also invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for New York residents but would be subject to New York state and New York City personal income taxes. For non-New York residents, the income from New York municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities as low as B.

[GRAPHIC]


      RISK/RETURN SUMMARY

      The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 5. Because most of the fund's investments will typically be from issuers in the State of New York, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund is non-diversified and may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial condition. The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 10-12.



Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.

PORTFOLIO MANAGEMENT



The fund's assets are managed by J.P. Morgan, which currently manages over $300 billion, including more than $8 billion using the same strategy as this fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who has been at J.P. Morgan since 1987, and Elaine B. Young, vice president, who joined J.P. Morgan from Scudder, Stevens & Clark, Inc. in 1994 where she was a municipal bond trader and fixed income portfolio manager. Both have been on the team since June of 1997.

--------------------------------------------------------------------------------

Before you invest



Investors considering the fund should understand that:

o     There is no assurance that the fund will meet its investment goal.

o The fund invests a portion of assets in non-investment-grade bonds ("junk bonds"), which offer higher potential yields but have a higher risk of default and are more sensitive to market risk than investment-grade bonds.

o     The fund does not represent a complete investment program.


2  J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------



PERFORMANCE (unaudited)

The table and bar chart shown below indicate the risks of investing in J.P. Morgan Institutional New York Tax Exempt Bond Fund.

The table indicates the risks by showing how the fund's average annual returns for the past year and the life of the fund compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index. This is a widely recognized, unmanaged index of general obligation and revenue bonds with maturities of 1-16 years.(1)

The bar chart indicates the risks by showing changes in the performance of the fund's shares from year to year since the fund's inception date.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

                                              Shows performance over time, for
Average annual total return (%)               periods ended December 31, 1997
--------------------------------------------------------------------------------
                                              Past 1 yr.    Life of fund(2)

J.P. Morgan Institutional New York
Tax Exempt Bond Fund (after expenses)             7.68           6.91
--------------------------------------------------------------------------------
Lehman Brothers New York 1-15 Year
Municipal Bond Index (no expenses)                8.73           7.73
--------------------------------------------------------------------------------
Lehman Brothers 1-16 Year Municipal
Bond Index (no expenses)                          7.97           7.29
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                                              Shows changes in returns by
Year-by-year total return (%)                 calendar year(3)
--------------------------------------------------------------------------------
                                                  1995      1996      1997
J.P. Morgan Institutional New
  York Tax Exempt Bond Fund                       13.28      4.21     7.68
Lehman Brothers New York 1-15
  Year Municipal Bond Index                       14.69      4.93     8.73
Lehman Brothers 1-16 Year
  Municipal Bond Index                                                7.97

For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 4.80% (for the quarter ended 3/31/95) and the lowest quarterly return was -0.59% (for the quarter ended 3/31/96).

================================================================================
INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(4) (%)
(expenses that are deducted from fund assets)

Management fees                                                             0.30
Marketing (12b-1) fees                                                      none
Other expenses(5)                                                           0.32
--------------------------------------------------------------------------------
Total annual fund
operating expenses(5)                                                       0.62
--------------------------------------------------------------------------------

Expense example

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                        1 yr.      3 yrs.     5 yrs.     10 yrs.

Your cost($)                             63         199         346       774
--------------------------------------------------------------------------------
================================================================================

(1) The fund's benchmark changed from the Lehman Brothers New York 1-15 Year Municipal Bond Index, a widely recognized, unmanaged index of New York general obligation and revenue bonds with maturities of 1-15 years, to the Lehman Brothers 1-16 Year Municipal Bond Index on 5/1/97 because this index provided a broader mix of municipal securities and was not concentrated in New York City bonds.

(2) The fund commenced operations on 4/11/94, and returns reflect performance of the fund from 4/30/94.

(3) The fund's fiscal year end is 3/31. For the period 1/1/98 through 6/30/98, the total return for the fund was 2.01% and the total return for the index was 2.50%.

(4) The fund has a master/feeder structure as described on page 9. This table is restated to show the current fee arrangements in effect as of 8/1/98, and shows the fund's expenses and its share of master portfolio expenses for the past fiscal year before reimbursement, expressed as a percentage of the fund's average net assets.

(5) After reimbursement, other expenses and total operating expenses for the past fiscal year were 0.20% and 0.50%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.


                   J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND   3

 FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------


J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $300 billion in assets under management, including assets managed by the fund's advisor, J.P. Morgan Investment Management Inc.


J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND

The J.P. Morgan Institutional New York Tax Exempt Bond Fund invests primarily in bonds and other fixed income securities through a master portfolio (another fund with the same goal).

The fund's investment philosophy, developed by its advisor, emphasizes the potential for consistently enhancing performance while managing risk.


WHO MAY WANT TO INVEST

The fund is designed for investors who:

o     want to add an income investment to further diversify a portfolio

o want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds

o     want an investment that pays monthly dividends

o are seeking income that is exempt from federal, state and local personal income taxes in New York

The fund is not designed for investors who:

o     are investing for aggressive long-term growth

o     require stability of principal

o     are investing through a tax-deferred account such as an IRA





4    FIXED INCOME MANAGEMENT APPROACH

--------------------------------------------------------------------------------



FIXED INCOME INVESTMENT PROCESS



J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas and may take positions in many different ones, helping the fund to limit exposure to concentrated sources of risk.

In managing the fund, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

                                                               [GRAPHIC]

                                                 The fund invests across a range
                                                of different types of securities

Sector allocation   The sector allocation team meets monthly, analyzing the
fundamentals of a broad range of sectors in which the fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

                                                               [GRAPHIC]



                                       The fund makes its portfolio decisions as
                                            described earlier in this prospectus

Security selection   Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the fund's goal and strategy.

                                                               [GRAPHIC]

                                          J.P. Morgan uses a disciplined process
                                               to control the fund's sensitivity
                                                               to interest rates

Duration management   Forecasting teams use fundamental economic factors to
develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the fund's target duration (a measure of average weighted maturity of the securities held by the fund and a common measurement of sensitivity to interest rate movements), typically remaining relatively close to the duration of the market as a whole, as represented by the fund's benchmark. The strategists closely monitor the fund and make tactical adjustments as necessary.


                                            FIXED INCOME MANAGEMENT APPROACH   5

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investments is $5,000,000 and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

By wire

o     Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

      Morgan Guaranty Trust Company of New York
      Routing number: 021-000-238
      Credit: J.P. Morgan Institutional Funds
      Account number: 001-57-689
      FFC: your account number, name of registered owner(s) and fund name

By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

By exchange

o     Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

By exchange

o     Call the Shareholder Services Agent to effect an exchange.


6   YOUR INVESTMENT

--------------------------------------------------------------------------------

SELLING SHARES

By phone -- wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

By phone -- check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o     Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o     Mail the letter to the Shareholder Services Agent.

By exchange

o     Call the Shareholder Services Agent to effect an exchange.

ACCOUNT AND TRANSACTION POLICIES

Telephone orders The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in this fund for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

The fund may alter, limit, or suspend its exchange policy at any time.



Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using pricing services or market quotes, but may be priced using fair value pricing when these methods are not readily available.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

--------------------------------------------------------------------------------

                                   Shareholder Services Agent
                                   J.P. Morgan Funds Services
                                   522 Fifth Avenue
                                   New York, NY 10036

                                   Representatives are available 8:00 a.m to 5:00 p.m. eastern time on fund business days.


                                                             YOUR INVESTMENT   7

--------------------------------------------------------------------------------

Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on the fund's holdings and a discussion of recent and anticipated market conditions and fund performance.



Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

The fund typically declares income dividends daily and pays them monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of the fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. The fund distributes capital gains, if any, once a year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. These dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

TAX CONSIDERATIONS



In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

================================================================================
Transaction                               Tax status
--------------------------------------------------------------------------------
Income dividends                          Exempt from federal, state, and New
                                          York City personal income taxes for
                                          New York residents only
--------------------------------------------------------------------------------
Short-term capital gains                  Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                   Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of                     Capital gains or losses
shares owned for more
than one year
--------------------------------------------------------------------------------
Sales or exchanges of                     Gains are treated as ordinary
shares owned for one year                 income; losses are subject
or less                                   to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.



A portion of the fund's returns may be subject to federal, state, or local tax, or the alternative minimum tax.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


8   YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE

As noted earlier, the fund is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)



The master portfolio accepts investments from other feeder funds, and the feeders bear the master portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when the master portfolio seeks a vote, the fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

The fund and its master portfolio expect to maintain consistent goals, but if they do not, the fund will withdraw from the master portfolio, receiving its assets either in cash or securities. The fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

MANAGEMENT AND ADMINISTRATION

The fund and its master portfolio are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                         0.30% of the master portfolio's
                                          average net assets
--------------------------------------------------------------------------------
Administrative services                   Master portfolio's and fund's
(fee shared with Funds                    pro-rata portions of 0.09% of the
Distributor, Inc.)                        first $7 billion in J.P.
                                          Morgan-advised portfolios, plus 0.04%
                                          of average net assets over $7 billion



--------------------------------------------------------------------------------
Shareholder services                      0.10% of the fund's average net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.


YEAR 2000


Fund operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the fund's other service providers and other entities with computer systems linked to the fund, do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent January 1, 2000 and after date-related problems from adversely impacting fund operations and shareholders.


                                                                FUND DETAILS   9

--------------------------------------------------------------------------------

RISK AND REWARD ELEMENTS



This table discusses the main elements that make up the fund's overall risk and reward characteristics (described on page 2). It also outlines the fund's policies toward various securities, including those that are designed to help the fund manage risk.

====================================================================================================================================
  Potential risks                             Potential rewards                            Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
  Market conditions



o   The fund's share price, yield, and        o   Bonds have generally outperformed        o   Under normal circumstances the
    total return will fluctuate in                money market investments over the            fund plans to remain fully
    response to bond market movements             long term, with less risk than               invested in bonds and other fixed
                                                  stocks                                       income securities as noted in the
o   The value of most bonds will fall                                                          table on page 12
    when interest rates rise; the             o   Most bonds will rise in value when
    longer a bond's maturity and the              interest rates fall                      o   The fund seeks to limit risk and
    lower its credit quality, the more                                                         enhance total return or yields
    its value typically falls                 o   Asset-backed securities can offer            through careful management, sector
                                                  attractive returns                           allocation, individual securities
o   Adverse market conditions may from                                                         selection, and duration management
    time to time cause the fund to
    take temporary defensive positions                                                     o   During severe market downturns,
    that are inconsistent with its                                                             the fund has the option of
    principal investment strategies                                                            investing up to 100% of assets in
    and may hinder the fund from                                                               investment-grade short-term
    acheiving its investment objective                                                         securities



o   Asset-backed securities                                                                o   J.P. Morgan monitors interest rate
    (securities representing an                                                                trends, as well as geographic and
    interest in, or secured by, a pool                                                         demographic information related to
    of assets such as receivables)                                                             asset-backed securities and
    could generate capital losses or                                                           prepayments
    periods of low yields if they are
    paid off substantially earlier or
    later than anticipated
------------------------------------------------------------------------------------------------------------------------------------
  Management choices

o   The fund could underperform its           o   The fund could outperform its            o   J.P. Morgan focuses its active
    benchmark due to its sector,                  benchmark due to these same                  management on those areas where it
    securities, or duration choices               choices                                      believes its commitment to
                                                                                               research can most enhance returns
                                                                                               and manage risks in a consistent
                                                                                               way
------------------------------------------------------------------------------------------------------------------------------------
  Credit quality

o   The default of an issuer would            o   Investment-grade bonds have a            o     The fund maintains its own
    leave the fund with unpaid                    lower risk of default                          policies for balancing credit
    interest or principal                                                                        quality against potential yields
                                              o   Junk bonds offer higher yields and             and gains in light of its
o   Junk bonds (those rated BB/Ba or              higher potential gains                         investment goals
    lower) have a higher risk of
    default, tend to be less liquid,                                                       o     J.P. Morgan develops its own
    and may be more difficult to value                                                           ratings of unrated securities and
                                                                                                 makes a credit quality
                                                                                                 determination for unrated
                                                                                                 securities
------------------------------------------------------------------------------------------------------------------------------------


10   FUND DETAILS

--------------------------------------------------------------------------------

====================================================================================================================================
  Potential risks                             Potential rewards                            Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings

o  The fund could have difficulty             o   These holdings may offer more            o   The fund may not invest more than
   valuing these holdings precisely               attractive yields or potential               15% of net assets in illiquid
                                                  growth than comparable widely traded         holdings
o   The fund could be unable to sell              securities
    these holdings at the time or price                                                    o   To maintain adequate liquidity to
    desired                                                                                    meet redemptions, the fund may hold
                                                                                               investment-grade short-term
                                                                                               securities (including repurchase
                                                                                               agreements) and, for temporary or
                                                                                               extraordinary purposes, may borrow
                                                                                               from banks up to 33 1/3% of the value
                                                                                               of its assets
------------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed
delivery securities

o   When the fund buys securities before      o   The fund can take advantage of           o   The fund uses segregated accounts to
    issue or for delayed delivery, it             attractive transaction opportunities         offset leverage risk
    could be exposed to leverage risk if
    it does not use segregated accounts
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading

o   Increased trading would raise the         o   The fund could realize gains in a        o   The fund anticipates a portfolio
    fund's transaction costs                      short period of time                         turnover rate of approximately 75%

o   Increased short-term capital gains        o   The fund could protect against           o   The fund generally avoids short-term
    distributions would raise                     losses if a bond is overvalued and           trading, except to take advantage of
    shareholders' income tax liability            its value later falls11                      attractive or unexpected
                                                                                               opportunities or to meet demands
                                                                                               generated by shareholder activity
------------------------------------------------------------------------------------------------------------------------------------

The fund is also permitted to enter into futures and options transactions, however, these transactions result in taxable gains or losses so it is expected that the fund will utilize them infrequently.


                                                               FUND DETAILS   11

--------------------------------------------------------------------------------

Investments

This table discusses the customary types of securities which can be held by the fund. In each case the principal types of risk are listed (see below for definitions).


                                             |X|  Permitted

                                             |_|  Permitted, but not
                                                  typically used              New York
                                                                              Tax Exempt
                                                Principal Types of Risk       Bond Fund
----------------------------------------------------------------------------------------



Asset-backed securities   Interests in a     credit, interest rate, market,     |_|
stream of payments from specific assets,     prepayment
such as auto or credit card receivables.

----------------------------------------------------------------------------------------
Bank obligations   Negotiable certificates   credit, liquidity                  |_|
of deposit, time deposits and bankers'
acceptances.
----------------------------------------------------------------------------------------


Commercial paper   Unsecured short term      credit, interest rate,             |X|
debt issued by banks or corporations.        liquidity, market
These securities are usually discounted
and are rated by S&P or Moody's.

----------------------------------------------------------------------------------------
Private placements   Bonds or other          credit, interest rate,             |X|
investments that are sold directly to an     liquidity, market, valuation
institutional investor.
----------------------------------------------------------------------------------------


Repurchase agreements   Contracts whereby    credit                             |_|
the seller of a security agrees to
repurchase the same security from the
buyer on a particular date and at a
specific price.

----------------------------------------------------------------------------------------
Synthetic variable rate instruments   Debt   credit, interest rate,             |X|
instruments whereby the issuer agrees to     leverage, liquidity, market
exchange one security for another in
order to change the maturity or quality
of a security in the fund.
----------------------------------------------------------------------------------------
Tax exempt municipal securities              credit, interest rate, market,     |X|(1)
Securities, generally issued as general      natural event, political
obligation and revenue bonds, whose
interest is exempt from federal taxation
and state and/or local taxes in the
state where the securities were issued.
----------------------------------------------------------------------------------------
U.S. government securities   Debt            interest rate                      |X|
instruments (Treasury bills, notes, and
bonds) guaranteed by the U.S. government
for the timely payment of principal and
interest.
----------------------------------------------------------------------------------------
Zero coupon, pay-in-kind, and deferred       credit, interest rate,             |X|
payment securities   Securities offering     liquidity, market, valuation
non-cash or delayed-cash payment. Their
prices are typically more volatile than
those of some other debt instruments and
involve certain special tax
considerations.
----------------------------------------------------------------------------------------



Risk related to certain securities held by J.P. Morgan Institutional New York Tax Exempt Bond Fund:

Credit risk The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Interest rate risk The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk The risk of gains or losses disproportionately higher than the amount invested.

Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires.

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk The risk of a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk The risk governmental policies or other political actions will negatively impact the value of the investment.

Prepayment risk The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Valuation risk The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) At least 65% of assets must be in New York municipal securities.


12   FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the fund's financial performance for the past four fiscal periods. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

================================================================================




Per-share data            For fiscal periods ended March 31
-------------------------------------------------------------------------------------------------------------
                                                    1995(1)            1996            1997            1998
Net asset value, beginning of period ($)            10.00              10.11           10.34           10.31
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                          0.42               0.49            0.48            0.48
  Net realized and unrealized gain (loss)
  on investment ($)                                  0.11               0.25           (0.02)           0.40
-------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                 0.53               0.74            0.46            0.88
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                         (0.42)             (0.49)          (0.48)          (0.48)
  Net realized gain ($)                                --              (0.02)          (0.01)          (0.04)
-------------------------------------------------------------------------------------------------------------
Total distributions ($)                             (0.42)             (0.51)          (0.49)          (0.52)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                  10.11              10.34           10.31           10.67
Total return (%)                                     5.49(2)            7.40            4.54            8.64
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)            20,621             47,926          90,792         111,418
-------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                         0.50(3)            0.50            0.50            0.50
-------------------------------------------------------------------------------------------------------------
Net investment income (%)                            4.65(3)            4.67            4.70            4.54
-------------------------------------------------------------------------------------------------------------
Decrease reflected in expense ratio due to
expense reimbursement (%)                            0.55(3)            0.17            0.14            0.09
-------------------------------------------------------------------------------------------------------------


(1) The fund commenced operations on 4/11/94.

(2) Not annualized.

(3) Annualized.


                                                               FUND DETAILS   13

FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on the fund, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the fund's SAI by reference.



Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Institutional New York Tax Exempt Bond Fund
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036


Telephone: 1-800-766-7722

Hearing impaired: 1-888-468-4015

Email: JPM_Mutual_Funds@JPMorgan.com


Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The fund's investment company and 1933 Act registration numbers are 811-07342 and 033-54642.

J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.

JP Morgan
--------------------------------------------------------------------------------
J.P. Morgan Institutional Funds

Advisor                                         Distributor


J.P. Morgan Investment Management Inc.          Funds Distributor, Inc.
522 Fifth Avenue                                60 State Street
New York, NY 10036                              Boston, MA 02109
1-800-766-7722                                  1-800-221-7930

                                                                    PROS392-9810

                                     PART C

ITEM 23.  EXHIBITS.

     (a) Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registration Statement filed on September 26, 1996 (Accession Number 0000912057-96-021281).

     (a)1 Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest.*


     (a)2 Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000041).

     (a)3 Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the Registration Statement on April 15, 1997 (Accession Number 0001016964-97-000053).

     (a)4 Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(d) to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

     (a)5 Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(e) to Post-Effective Amendment No. 50 to the Registration Statement on December 29, 1997 (Accession Number 0001041455-97-000014).

(a)6     Form of Amendment No. 10 to Declaration of Trust (filed herewith).

(b)      Restated By-Laws of Registrant.*

     (e) Distribution Agreement between Registrant and Funds Distributor, Inc. ("FDI").*

     (g) Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").*

     (h)1 Co-Administration Agreement between Registrant and FDI.*


     (h)2 Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty")(filed herewith).

     (h)3 Transfer Agency and Service Agreement between Registrant and State Street.*

     (h)4 Restated Administrative Services Agreement between Registrant and Morgan Guaranty.*

     (h)5 Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc.*

(h)6  Service Plan with respect to Registrant's Service Money Market Funds.**

(i)      Opinion and consent of Sullivan & Cromwell.*


(j)      Consent of independent accountants (to be filed by amendment).

(l)      Purchase agreements with respect to Registrant's initial shares.*

(n)      Financial Data Schedules (to be filed by amendment).
-------------------------

     * Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     ** Incorporated  herein by reference to Post-Effective  Amendment No. 33 to
the   Registration   Statement  filed  on  April  30,  1997  (Accession   Number
00001016964-97-000059).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

Not applicable.

ITEM 25.  INDEMNIFICATION.

Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Not Applicable.

ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a)  Funds   Distributor,   Inc.  (the   "Distributor")  is  the  principal
underwriter of the Registrant's shares.

     Funds Distributor, Inc. acts as principal underwriter for the following investment companies other than the Registrant:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
Orbitex Group of Funds
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     Funds Distributor, Inc. does not act as depositor or investment adviser to any of the investment companies.

     Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.:

Director, President and Chief Executive Officer:          Marie E. Connolly
Executive Vice President:                                 George Rio
Executive Vice President:                                 Donald R. Roberson
Executive Vice President:                                 William S. Nichols
Senior Vice President:                                    Michael S. Petrucelli
Director, Senior Vice President, Treasurer and
  Chief Financial Officer:                                Joseph F. Tower, III
Senior Vice President:                                    Paula R. David
Senior Vice President:                                    Allen B. Closser

Senior Vice President:                                    Bernard A. Whalen
Director:                                                 William J. Nutt

(c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     PIERPONT GROUP, INC.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

MORGAN GUARANTY TRUST COMPANY OF NEW YORK: 60 Wall Street, New York, New York 10260-0060, 522 Fifth Avenue, New York, New York 10036 or 9 West 57th Street, New York, New York 10019 (records relating to its functions as shareholder servicing agent and administrative services agent).

STATE  STREET  BANK AND  TRUST  COMPANY:  1776  Heritage  Drive,  North  Quincy,
Massachusetts 02171 and 40 King Street West, Toronto, Ontario, Canada M5H 3Y8 (records relating to its functions as fund accountant, custodian, transfer agent and dividend disbursing agent).

     FUNDS DISTRIBUTOR, INC.: 60 State Street, Suite 1300, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

ITEM 29.  MANAGEMENT SERVICES.

Not Applicable.

ITEM 30.  UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 25th day of August, 1998.

J.P. MORGAN INSTITUTIONAL FUNDS


By       /s/ Michael S. Petrucelli
         ----------------------------
         Michael S. Petrucelli
         Vice President and Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on August 25, 1998.

/s/ Michael S. Petrucelli
------------------------------
Michael S. Petrucelli
Vice President and Assistant Secretary

Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee


*By      /s/ Michael S. Petrucelli
         ----------------------------
         Michael S. Petrucelli
         as attorney-in-fact pursuant to a power of attorney.

                                   SIGNATURES

The New York Total Return Bond Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of J.P. Morgan Institutional Funds (the "Trust") (File No. 033-54642) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 25th day of August, 1998.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO

         /s/ Michael S. Petrucelli
By       ----------------------------
         Michael S. Petrucelli
         Vice President and Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on August 25, 1998.

/s/ Michael S. Petrucelli
----------------------------
Michael S. Petrucelli
Vice President and Assistant Secretary of the Portfolio

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolio

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolio

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolio

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolio

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolio

         /s/ Michael S. Petrucelli
 *By     -----------------------------
         Michael S. Petrucelli
         as attorney-in-fact pursuant to a power of attorney.

                                INDEX TO EXHIBITS

Exhibit No.       Description of Exhibit
-------------     ----------------------
EX-99.Ba6  Form of Amendment No. 10 to Declaration of Trust

EX-99.Bh2  Restated Shareholder Servicing Agreement between Registrant and
           Morgan Guaranty Trust Company of New York